Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Provision and Reversal for the Allowance of Financial Investments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Line Items]
Provision	₩ 10,252	₩ 33,208	₩ 3,917
Reversal	(10,941)	(4,025)	(6,008)
Total	(689)	29,183	(2,091)
Securities measured at fair value through other comprehensive income
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Line Items]
Provision	6,913	17,104	1,026
Reversal	(6,433)	(2,547)	(4,808)
Total	480	14,557	(3,782)
Loans measured at fair value through other comprehensive income
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Line Items]
Provision	1,039	920	83
Reversal	(241)	(3)	(460)
Total	798	917	(377)
Securities measured at amortized cost
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Line Items]
Provision	2,300	15,184	2,808
Reversal	(4,267)	(1,475)	(740)
Total	₩ (1,967)	₩ 13,709	₩ 2,068